Subsequent Events (Cash Dividends Declared) (Details) - $ / shares					3 Months Ended								12 Months Ended
	Dec. 31, 2019	Dec. 23, 2019	Dec. 15, 2019	Dec. 10, 2019	Nov. 03, 2019	Aug. 04, 2019	May 05, 2019	Feb. 03, 2019	Nov. 04, 2018	Aug. 05, 2018	May 06, 2018	Feb. 04, 2018	Nov. 03, 2019	Nov. 04, 2018
Dividends Payable [Line Items]
Dividends declared (in dollars per share)					$ 2.65	$ 2.65	$ 2.65	$ 2.65	$ 1.75	$ 1.75	$ 1.75	$ 1.75	$ 10.60	$ 7.00
Common Stock | Subsequent Event
Dividends Payable [Line Items]
Dividends payable, Date declared				Dec. 10, 2019
Dividends declared (in dollars per share)				$ 3.25
Dividends payable, Date to be paid	Dec. 31, 2019
Dividends payable, Date of record		Dec. 23, 2019
Preferred Stock | Subsequent Event
Dividends Payable [Line Items]
Dividends payable, Date declared				Dec. 10, 2019
Preferred Stock, Dividends Per Share, Declared				$ 20.00
Dividends payable, Date to be paid	Dec. 31, 2019
Dividends payable, Date of record			Dec. 15, 2019